Note 14 - Capital Risk Management	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
14.	CAPITAL RISK MANAGEMENT

The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of its equity (comprised of share capital, equity reserve, accumulated other comprehensive income and deficit), its undrawn Credit Facility (see Note 13) and lease obligation, net of cash and investments in equity securities as follows:

	December 31,	December 31,
	2023	2022
	$	$
Equity	506,757	401,696
Lease obligation	154	261
Cash	(68,707)	(29,955)
Investments	(8)	(11)
Total	438,196	371,991

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue debt and/or acquire or dispose of assets.

As at December 31, 2023, the Company does not have any long-term debt outstanding, is in compliance with all applicable Credit Facility covenants, and is not subject to any other externally imposed capital requirements.